Organization and Principal Activities - Financial Performance and Cash flows of the Vies (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Revenues			¥ 4,974,757	¥ 4,564,650
Revenues	¥ 4,981,705	$ 724,559
Cost of revenues	1,540,633	224,076	1,780,089	1,543,817
Net (loss) income	1,166,909	169,720	1,348,194	(80,525)
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Revenues			369,247	517,926
Revenues	508,576	73,969
Cost of revenues	319,297	46,440	232,500	342,979
Net (loss) income	33,805	4,917	22,327	(7,680)
Net cash used in operating activities	(12,198)	(1,774)	(30)	(61,707)
Net cash (used in) provided by investing activities	(24,941)	(3,628)	¥ 23,853	¥ (42,489)
Net cash provided by financing activities	¥ 19,500	$ 2,836